Significant Accounting Policies: Cost of Sales (Policies)	12 Months Ended
Mar. 31, 2013
Policies
Cost of Sales

Cost of Sales

The Company includes product costs (i.e. material, direct labor and overhead costs), shipping and handling expense, production-related depreciation expense and product license agreement expense in cost of sales.